Deferred Offering Costs	12 Months Ended
Dec. 31, 2024
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS
NOTE 4:	DEFERRED OFFERING COSTS

The Company capitalizes incremental legal and other third-party fees that are directly related to the Company’s in-process equity financings until such financings are consummated, including the Company’s IPO. After the consummation of the IPO (see note 1c), these costs were recorded as a reduction of the gross proceeds. As of December 31, 2024 and 2023, there were $0 and $493, respectively, of deferred offering costs on the balance sheet.